Consolidated statement of cash flows - EUR (€) € in Millions		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Consolidated statement of cash flows
Inflow from operating activities		€ 5,544	€ 6,280
Cash flows from investing activities
Purchase of interests in associates and joint ventures		(52)	(61)
Purchase of intangible assets		(1,536)	(1,433)
Purchase of property, plant and equipment		(2,888)	(3,456)
Purchase of investments		(1,704)	(871)
Disposal of interests in subsidiaries, net of cash disposed		(67)
Disposal of interests in associates and joint ventures		500
Disposal of property, plant and equipment and intangible assets		12
Disposal of investments		1,557	1,130
Dividends received from associates and joint ventures		75	463
Interest received		295	139
Outflow from investing activities		(3,808)	(4,089)
Cash flows from financing activities
Proceeds from issue of long-term borrowings		1,430	187
Repayment of borrowings		(5,492)	(5,549)
Net movement in short-term borrowings		40	6,194
Net movement in derivatives		138	(205)
Interest paid	[1]	(1,101)	(952)
Purchase of treasury shares			(1,090)
Issue of ordinary share capital and reissue of treasury shares		1	9
Equity dividends paid		(1,210)	(1,263)
Dividends paid to non-controlling shareholders in subsidiaries		(167)	(290)
Other transactions with non-controlling shareholders in subsidiaries		(17)	(34)
Outflow from financing activities		(6,378)	(2,993)
Net cash outflow		(4,642)	(802)
Cash and cash equivalents at beginning of the financial period	[2]	11,628	7,371
Exchange gain on cash and cash equivalents		45	282
Cash and cash equivalents at end of the financial period	[2]	€ 7,031	€ 6,851

[1]	Interest paid includes €nil million (Six months ended 30 September 2022: €86 million inflow) in relation to derivative financial instruments for the Share buyback related to maturing tranches of mandatory convertible bonds.
[2]	Comprises cash and cash equivalents as presented in the consolidated statement of financial position of €7,148 million (€7,072 million as at 30 September 2022), together with overdrafts of €117 million (€226 million as at 30 September 2022) and €nil million (€5 million as at 30 September 2022) of cash and cash equivalents included within Assets held for sale.